Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted net earnings per share:
Net income	$ 4,725	$ 3,023	$ 1,134
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share Effect of dilutive securities:	24,633,369	8,969,588	8,953,565
Employee stock options	1,825,215	1,476,741	926,484
Denominator for diluted net earnings per share	26,458,584	10,446,329	9,880,049
Basic net earnings per share	$ 0.19	$ 0.34	$ 0.13
Diluted net earnings per share	$ 0.18	$ 0.29	$ 0.11